Basis of preparation	12 Months Ended
Dec. 31, 2023
Basis Of Presentation [Abstract]
Basis of preparation	Basis of preparation
The consolidated financial statements of Nomad and its subsidiaries (the “Company” or “Nomad”) have been prepared in accordance with the International Financial Reporting Standards issued by the International Accounting Standards Board.
The consolidated financial statements were approved for issuance by the Board of Directors of Nomad Foods Limited on February 28, 2024.
The preparation of our consolidated financial statements requires us to make estimates and assumptions that affect reported amounts of assets, liabilities, revenues, expenses and disclosure of contingent assets and liabilities. We evaluate our estimates on an ongoing basis using our historical experience, as well as other factors we believe are appropriate under the circumstances, such as supply chain disruptions, high inflation and the ongoing conflict between Ukraine and Russia. Actual results could differ from these estimates. The Directors, at the time of approving these financial statements, have a reasonable expectation that the Company has adequate resources to continue in operational existence for at least 12 months from the date of signing these financial statements given the cash funds available and the current forecast cash outflows. In preparing cash flow forecasts, management considers severe but plausible downside scenarios taking into consideration the Company's key risks, including the current economic climate which may adversely impact the Company. Having considered these risks the Directors have a reasonable expectation that the Company has adequate resources to continue in operational existence for the foreseeable future. Thus, they continue to adopt the going concern basis in preparing these financial statements.
Reclassification of current tax receivable
The Company's current tax receivable was previously presented within "Trade and other receivables" in the Statement of Financial Position. However, management considers it to be more relevant to present this is a separate line in the statement of financial position. Comparatives as at December 31, 2022, have been reclassified to conform to the current year presentation.
Amendments to IAS 12 - Deferred Tax related to Assets and Liabilities arising from a Single Transaction
In May 2021, the International Accounting Standards Board issued targeted amendments to IAS 12, Income Taxes. The amendments are effective for annual periods beginning on or after January 1, 2023, and have been adopted in these financial statements with no material impact to results. The amendments clarify that companies are required to recognize deferred taxes on transactions where both assets and liabilities are recognized, such as with leases and asset retirement (decommissioning) obligations.
Change in the functional currency of a foreign operation
The functional currency of our entities in Croatia changed from the Croatian Kuna to the Euro on January 1, 2023, when Croatia adopted the Euro as its currency. Assets and liabilities were converted using the official rate of exchange on this date, which was €1:HRK7.53450. The resulting converted amounts will be used as the historical cost for non-monetary items. Exchange differences arising from the translation of the entities into Euro before the change in functional currency were recognized in other comprehensive income. The cumulative translation difference at December 31, 2022 was €0.2 million and this will remain in the translation reserve.
Recently issued and not yet adopted accounting pronouncements under IFRS
In December 2021, the OECD released a framework for Pillar Two Model Rules which will introduce a global minimum corporate tax rate of 15% applicable to multinational enterprise groups with global revenue over €750 million, with an expected application date of 1 January 2024. Nomad has reviewed this legislation, is monitoring the status of implementation of the model rules in the UK as well as in the EU and other jurisdictions, and has performed calculations based on the financial statements for the years ended December 31, 2022 and 2023 and concluded that the tax charge would not be materially affected by the application of the legislation, based on our current facts and circumstances, as all of the material jurisdictions in which the group operates have a statutory tax rate of 15% or above. The Company has applied the exemption to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar 2 income taxes.
All other recently issued and not yet adopted accounting standards have been considered. Adoption of these will not have a material effect on the reporting entity’s financial position or results of operations.
Other
The consolidated financial statements and notes are presented in the reporting currency of millions of Euros. All financial information has been rounded to the nearest €0.1 million, except where otherwise indicated.